CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended					12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Gross Sales, net of customer incentives, discounts, returns, and allowances	$ 1,250,028	$ 1,960,688	$ 315,579	$ 653,784	$ 0	$ 1,294,861
Cost of Goods Sold, includes depreciation and amortization of $66,405 and $141,575 in 2018 and 2017, respectively, and federal excise taxes of $194,003 and $132,294 in 2018 and 2017, respectively	1,105,456	1,667,614	294,764	474,890	0	1,303,586
Gross Margin	144,572	293,074	20,815	178,894	0	(8,725)
Operating Expenses
Selling and marketing	351,416	585,294	270,901	116,833	0	759,053
Corporate general and administrative	678,100	589,983	377,647	578,402	136,274	2,154,498
Employee salaries and related expenses	878,988	914,258	150,088	167,987	0	1,046,667
Depreciation expense	15,397	5,853	2,290	379	0	7,285
Total operating expenses	1,923,901	2,095,388	800,926	863,601	136,274	3,967,503
Loss from Operations	(1,779,329)	(1,802,314)	(780,111)	(684,707)	(136,274)	(3,976,228)
Other (Expenses)
Loss on vendor notes receivable foreclosure		0		(1,414,921)	0	(1,279,921)
Interest expense	(1,497)	5,086	(22,741)	(421,180)	(18,750)	(532,752)
(Loss) before Income Taxes	(1,780,826)	(1,797,228)	(802,852)	(2,520,808)	(155,024)	(5,788,901)
Provision for Income Taxes	0	0	0	0	0	0	$ 0
Net (Loss)	$ (1,780,826)	$ (1,797,228)	$ (802,852)	$ (2,520,808)	$ (155,024)	$ (5,788,901)
Loss per share
Weighted average number of shares outstanding: Basic and Diluted	30,393,076	26,045,890	18,425,818	17,118,431	15,754,000	19,279,601
(Loss) per share: Basic and Diluted	$ (0.06)	$ (0.07)	$ (0.04)	$ (0.15)	$ (0.01)	$ (0.30)